Unaudted Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.002	$ 0.002
Ordinary shares, authorized (in Shares)	37,500,000	37,500,000
Ordinary shares, issued (in Shares)	1,005,778	1,005,778
Ordinary shares, outstanding (in Shares)	1,005,778	1,005,778
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.002	$ 0.002
Ordinary shares, authorized (in Shares)	412,500,000	412,500,000
Ordinary shares, issued (in Shares)	17,379,276	17,379,276
Ordinary shares, outstanding (in Shares)	17,379,276	17,379,276